FAIR VALUE MEASUREMENT (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loss on change in warrant and derivative liabilities	$ (60,244)	$ (556,433)	$ (433,855)	$ (824,858)	$ (422,908)	$ 3,113,580
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance			1,937,234	1,621,199	1,621,199	0
Loss on change in warrant and derivative liabilities			(427,734)		(316,035)
Transfers out due to conversion of Series C Preferred Stock			0			(265,955)
Mark to market			427,734		(316,035)	2,545,074
Balance	2,364,968		2,364,968		1,937,234	1,621,199
Embedded Derivative Financial Instruments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance			288,934	$ 285,157	285,157	0
Loss on change in warrant and derivative liabilities			(6,121)		(106,873)
Transfers out due to conversion of Series C Preferred Stock			(15,676)		(103,096)	(639,467)
Mark to market			6,121		(106,873)	568,506
Balance	$ 279,379		$ 279,379		$ 288,934	$ 285,157